Debt - Summary of Total Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt	$ 24,445	$ 25,895	[1]
Total Bonds
Debt Instrument [Line Items]
Debt	7,878	8,885
Asset-backed debt
Debt Instrument [Line Items]
Debt	11,268	12,028
Other debt
Debt Instrument [Line Items]
Debt	5,299	4,982
Intersegment debt
Debt Instrument [Line Items]
Debt	0	0
Industrial Activities
Debt Instrument [Line Items]
Debt	6,347	7,443
Industrial Activities | Total Bonds
Debt Instrument [Line Items]
Debt	4,888	5,810
Industrial Activities | Asset-backed debt
Debt Instrument [Line Items]
Debt	0	3
Industrial Activities | Other debt
Debt Instrument [Line Items]
Debt	323	648
Industrial Activities | Intersegment debt
Debt Instrument [Line Items]
Debt	1,136	982
Financial services
Debt Instrument [Line Items]
Debt	20,436	21,075
Financial services | Total Bonds
Debt Instrument [Line Items]
Debt	2,990	3,075
Financial services | Asset-backed debt
Debt Instrument [Line Items]
Debt	11,268	12,025
Financial services | Other debt
Debt Instrument [Line Items]
Debt	4,976	4,334
Financial services | Intersegment debt
Debt Instrument [Line Items]
Debt	$ 1,202	$ 1,641

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).